Segment Information (Geographical) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	CAD 4,277	CAD 2,789
NoncurrentAssets	17,290	6,469
CA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	1,510	1,546
NoncurrentAssets	3,791	3,672
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	2,348	786
NoncurrentAssets	12,724	2,034
BARBADOS
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	254	259
NoncurrentAssets	416	402
BAHAMAS
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	121	154
NoncurrentAssets	295	299
DOMINICA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	44	44
NoncurrentAssets	CAD 64	CAD 62